Great Lakes Large Cap Value Fund
Great Lakes Large Cap Value Fund
MANAGED PORTFOLIO SERIES

Great Lakes Bond Fund, Great Lakes Disciplined Equity Fund, Great Lakes Large Cap Value Fund, and

Great Lakes Small Cap Opportunity Fund (each a “Fund”, and together the “Funds”)

Supplement dated April 11, 2014 to:

Summary Prospectus dated July 29, 2013

Effective October 1, 2013, the Great Lakes Disciplined Equity Fund’s Sub-Adviser, Advanced Investment Partners, LLC, merged into Great Lakes Advisors, LLC, the Fund’s Adviser.  Advanced Investment Partners, LLC was previously a majority owned subsidiary of Great Lakes Advisors, LLC.  As a result, all references to the Sub-Adviser within the Summary Prospectus are deleted.  There have been no changes to the Great Lakes Disciplined Equity Fund’s investment management team, and Mr. Jon E. Quigley continues to manage the Great Lakes Disciplined Equity Fund as an employee of Great Lakes Advisors, LLC.

Effective immediately, the Investor Class Sales Loads have been eliminated for all Funds. Additionally, Managed Portfolio Series, on behalf of the Funds, and Great Lakes Advisors, LLC (the “Adviser” or “Great Lakes”) entered into a new Operating Expense Limitation Agreement, effective April 1, 2014.  As a result of these changes, certain tables and written disclosures within each Fund’s Summary Prospectus have been deleted and replaced with revised tables and written disclosures as provided below.

Great Lakes Large Cap Value Fund (Summary Prospectus page 1)

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Great Lakes Large Cap Value Fund (USD $)	Investor Class Shares	Institutional Class Shares
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Great Lakes Large Cap Value Fund		Investor Class Shares	Institutional Class Shares
Management Fees		0.60%	0.60%
Distribution (12b-1) Fee		0.25%	none
Acquired Fund Fees and Expenses		0.01%	0.01%
Other Expenses		2.38%	2.38%
Total Annual Fund Operating Expenses		3.24%	2.99%
Expense (Reimbursement)/Recoupment	[1]	(2.13%)	(2.13%)
Total Annual Fund Operating Expenses After Expense (Reimbursement)/Recoupment	[1]	1.11%	0.86%
[1]	The Adviser has contractually agreed to reimburse the Fund for its operating expenses, and may reduce its management fees, in order to ensure that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, brokerage commissions, leverage, interest, taxes and extraordinary expenses) do not exceed 1.10% of the average daily net assets of the Investor Class and 0.85% of the average daily net assets of the Institutional Class. Expenses reimbursed and/or fees reduced by the Adviser may be recouped by the Adviser for a period of three fiscal years following the fiscal year during which such reimbursement or reduction was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and/or reimbursement occurred. The Operating Expense Limitation Agreement will be in effect and cannot be terminated through July 31, 2015.

Example
This Example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example Great Lakes Large Cap Value Fund (USD $)	One Year	Three Years	Five Years	Ten Years
Investor Class Shares	113	798	1,508	3,393
Institutional Class Shares	88	723	1,384	3,157

Thank you for your investment. If you have any questions, please call the Funds toll-free at 855-278-2020. This supplement should be retained with your Summary Prospectus for future reference.